Prepaid expenses and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Prepaid expenses and other current assets
Prepaid advertising expenses		¥ 24,313	¥ 15,279
Prepaid taxes		21,759	11,873
Other receivable of cash in transit due to student payments		874	7,844
Prepaid rental and other deposits		11,644	6,802
Prepaid student acquisition fees		3,607	4,544
Prepaid professional service fees		4,199	4,262
Prepaid fees to third-party payment channels		5,066	3,646
Advances to employees		2,314	3,353
Interest receivables		1,204	2,143
Prepaid Directors & Officers insurance		956	1,110
Prepayment for purchase of fix assets		2,469	0
Others		6,536	4,910
Total	$ 13,055	¥ 84,941	¥ 65,766